Business Segment and Geographical Information - Distribution of Net Revenue by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 8,281,676	$ 8,120,176	$ 7,741,386
Ireland
Segment Reporting Information [Line Items]
Revenue	2,793,045	2,377,104	1,984,567
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	1,560,735	1,574,783	1,618,350
U.S.
Segment Reporting Information [Line Items]
Revenue	2,985,256	3,283,790	3,574,610
Other
Segment Reporting Information [Line Items]
Revenue	$ 942,640	$ 884,499	$ 563,859